Average Annual Total Returns{- Fidelity Freedom Blend 2020 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-03 - Fidelity Freedom Blend 2020 Fund	Fidelity Freedom Blend 2020 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2020 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2020 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2020 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2020 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2020 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	13.56%	10.21%	[1]	12.07%	8.96%	[1]	8.55%	7.54%	[1]	18.40%	13.87%	[1]	12.75%	9.83%	[1]

[1]	(a)From August 31, 2018